Employee Benefits - Summary of Actuarial Assumptions (Detail)	Mar. 31, 2025	Mar. 31, 2024
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate (per annum)	6.40%	6.90%
Future salary growth (per annum)	7.00%	7.00%
Withdrawal rate	6.00%	5.00%
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate (per annum)	6.50%	7.00%
Future salary growth (per annum)	12.00%	11.00%
Withdrawal rate	25.00%	25.00%